Convertible redeemable preferred shares (Schedule of Assumptions in Discounted Cash Flow Method) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2011
Convertible redeemable preferred shares [Abstract]
Risk-free interest rate (as a percent)	4.14%	2.53%
Volatility (as a percent)		66.10%
Dividend yield (as a percent)
Discount rate (as a percent)	16.00%	16.00%